CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                October 3, 2016



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:      First Trust Exchange-Traded Fund VIII
             (Registration Nos. 333-210186, 811-23147)
            --------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on September 28, 2016. The Registration Statement relates to the First Trust CEF Income Opportunity ETF and First Trust Municipal CEF Income Opportunity ETF, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            ------------------------------------
                                            Morrison C. Warren

Enclosures